SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Underground Mining Equipment	$ 9,315,392	$ 8,887,045	$ 7,500,512
Land	178,683	178,683	$ 178,683
Point Rock [Member]
Assets
Mining Rights	2,151,823
Liabilities
Vendor Payables	53,771
Asset Retirement Obligation	2,098,052
Wayland [Member]
Assets
Mining Rights	66,129
Liabilities
Asset Retirement Obligation	$ 66,129
ICG Knott County [Member]
Assets
Cash		2,380,000
Underground Mining Equipment		1,533,937
Surface Mining Equipment		206,578
Land		178,683
Coal Preparation and Loading Facilities		200,236
Liabilities
Asset Retirement Obligation		4,499,434
McCoy [Member]
Assets
Cash		2,935,800
Underground Mining Equipment		531,249
Surface Mining Equipment		36,218
Coal Preparation and Loading Facilities		58,681
Liabilities
Asset Retirement Obligation		$ 3,561,848